20. PROVISION FOR TAX, CIVIL AND LABOR RISKS (Tables)	12 Months Ended
Dec. 31, 2020
Provision For Tax Civil And Labor Risks
Schedule of provisions for tax, labor, civil, commercial and other risks classified as probable loss, and contingent liabilities

The rollforward of the provisions for tax, labor, civil, commercial and other risks classified as with probable loss, and contingent liabilities is presented below:

	Tax		Labor		Civil, commercial and other		Contingent liabilities (1)		Total
	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19
Beginning balance	583,464	230,149	603,074	468,513	307,177	281,958	300,654	369,631	1,794,369	1,350,251
Additions	103,773	451,190	435,723	633,623	52,961	48,576	-	124	592,457	1,133,513
Reversals	(246,499)	(83,098)	(250,029)	(268,043)	(34,556)	(34,774)	(3,464)	(69,070)	(534,548)	(454,985)
Payments	(70,699)	(457,349)	(298,599)	(413,727)	(29,889)	(20,283)	-	-	(399,187)	(891,359)
Interest	57,275	442,622	144,516	182,749	47,818	32,058	-	-	249,609	657,429
Exchange rate variation	(12)	(50)	21	(41)	19	(358)	(8)	(31)	20	(480)
Ending balance	427,302	583,464	634,706	603,074	343,530	307,177	297,182	300,654	1,702,720	1,794,369

Current									865,338	1,084,308
Non-current									837,382	710,061

(1)	Contingent liabilities recognized at fair value as of the acquisition date, arising from the business combination with Sadia.